INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Identifiable intangible assets
Original amount	$ 7,002	$ 7,002
Accumulated amortization	1,944	709
Net amount	5,058	6,293
Amortization expenses	1,235	709
Estimated amortization expenses of intangible assets
2016	1,435
2017	1,270
2018	649
2019	615
2020	466
2021 and thereafter	623
Net amount	5,058	6,293
Customer Relationships [Member]
Identifiable intangible assets
Original amount	3,997	3,997
Accumulated amortization	535	239
Technology-Based Intangible Assets [Member]
Identifiable intangible assets
Original amount	3,005	3,005
Accumulated amortization	$ 1,409	$ 470